Recent Accounting Pronouncements - Additional Information (Detail) - USD ($)	Dec. 31, 2018	Jun. 30, 2018	Jan. 01, 2018
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cumulative effect of new accounting principle in period of adoption		$ (31,000,000)
Accounting Standards Update 2016-02 [Member] | Scenario, Forecast [Member] | Minimum [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Operating lease, right-of-use asset	$ 30,000,000
Operating lease, liability	30,000,000
Accounting Standards Update 2016-02 [Member] | Scenario, Forecast [Member] | Maximum [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Operating lease, right-of-use asset	50,000,000
Operating lease, liability	$ 50,000,000
Accounting standards update 2014-09 | Retained Earnings [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cumulative effect of new accounting principle in period of adoption			$ 7,000,000
Accounting Standards Update 2016-01 [Member] | Retained Earnings [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cumulative effect of new accounting principle in period of adoption			31,000,000
Accounting standards update 2016-16 | Retained Earnings [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cumulative effect of new accounting principle in period of adoption			59,000,000
Accounting standards update 2016-16 | Non-controlling Interest [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cumulative effect of new accounting principle in period of adoption			$ 25,000,000